Relevant Events (Tables)	12 Months Ended
Dec. 31, 2025
Relevant Events [Abstract]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Financial Market Commission	During 2025, Banco de Chile has reported as an essential event the following placements in the local market of senior, dematerialized and bearer bonds issued by Banco de Chile and registered with the Securities Registry of the Financial Market Commission:
Date	Registration number in the Securities Registry	Serie	Amount	Currency	Maturity date	Average rate
March 17, 2025	11/2022	FC	600,000	UF	01/01/2030	2.97%
March 20, 2025	11/2022	FC	300,000	UF	01/01/2030	2.97%
March 21, 2025	11/2022	FC	1,050,000	UF	01/01/2030	2.97%
April 1, 2025	11/2022	FC	800,000	UF	01/01/2030	2.96%
April 3, 2025	11/2022	FO	900,000	UF	01/01/2032	2.92%
April 15, 2025	11/2022	FH	850,000	UF	12/01/2030	2.84%
April 17, 2025	11/2022	GG	1,000,000	UF	05/01/2035	3.03%
April 17, 2025 (*)	20240002	HD	2,000,000	UF	10/01/2034	3.03%
May 7, 2025	11/2022	FH	300,000	UF	12/01/2030	2.92%
May 9, 2025	11/2022	GG	150,000	UF	05/01/2035	3.03%
May 9, 2025 (*)	20240002	HN	300,000	UF	12/01/2039	3.06%
May 30, 2025	11/2022	FA	590,000	UF	08/01/2028	2.77%
May 30, 2025	11/2022	FH	250,000	UF	12/01/2030	3.06%
June 2, 2025	11/2022	FH	350,000	UF	12/01/2030	3.06%
June 2, 2025	11/2022	FH	250,000	UF	12/01/2030	3.05%
June 3, 2025	11/2022	FH	226,000	UF	12/01/2030	3.04%
June 6, 2025	11/2022	FH	108,000	UF	12/01/2030	3.04%
June 10, 2025	11/2022	FH	666,000	UF	12/01/2030	3.04%
June 10, 2025	11/2022	FO	500,000	UF	01/01/2032	3.06%
July 3, 2025	11/2022	GG	610,000	UF	05/01/2035	3.15%
July 9, 2025	11/2015	CI	500,000	UF	02/01/2033	3.14%
July 10, 2025	11/2015	CG	1,250,000	UF	08/01/2032	3.14%
July 10 2025	11/2015	CH	400,000	UF	12/01/2032	3.14%
July 10, 2025	11/2015	CI	150,000	UF	02/01/2033	3.14%
July 15, 2025 (*)	20240002	HW	1,600,000	UF	06/01/2044	3.21%
July 17, 2025	11/2022	GB	225,000	UF	09/01/2034	3.18%
July 18, 2025	11/2022	GB	250,000	UF	09/01/2034	3.16%
July 21, 2025	11/2022	GB	150,000	UF	09/01/2034	3.13%
July 22, 2025	11/2022	GB	500,000	UF	09/01/2034	3.11%
July 22, 2025	11/2022	GG	150,000	UF	05/01/2035	3.11%
July 22, 2025 (*)	20240002	HW	450,000	UF	06/01/2044	3.19%
August 22, 2025	11/2022	GG	100,000	UF	05/01/2035	2.99%
August 27, 2025 (*)	20240002	HN	550,000	UF	12/01/2039	3.06%
September 4, 2025	11/2022	GG	400,000	UF	05/01/2035	3.01%
September 4, 2025 (*)	20240002	HW	200,000	UF	06/01/2044	3.12%
September 5, 2025	11/2022	GA	1,000,000	UF	05/01/2034	3.05%
September 5, 2025	11/2022	GD	4,000,000	UF	01/01/2035	3.09%
September 5, 2025 (*)	20240002	HI	5,000,000	UF	06/01/2037	3.13%
September 11, 2025	11/2022	GA	800,000	UF	05/01/2034	2.99%
September 15, 2025	11/2022	GA	50,000	UF	05/01/2034	2.99%
September 15, 2025 (*)	20240002	HW	550,000	UF	06/01/2044	3.12%
September 16, 2025 (*)	20240002	HN	1,000,000	UF	12/01/2039	3.03%
September 17, 2025	11/2022	FU	1,650,000	UF	11/01/2032	2.91%
September 17, 2025	11/2022	GA	550,000	UF	05/01/2034	2.99%
September 22, 2025	11/2022	FU	800,000	UF	11/01/2032	2.91%
September 22, 2025	11/2022	GA	150,000	UF	05/01/2034	2.98%
September 22, 2025 (*)	20240002	HH	2,100,000	UF	12/01/2036	3.08%
September 23, 2025 (*)	20240002	HH	1,600,000	UF	12/01/2036	3.07%
September 25, 2025	11/2022	FU	150,000	UF	11/01/2032	2.90%
October 28, 2025	11/2022	GA	650,000	UF	05/01/2034	2.99%
October 28, 2025 (*)	20240002	HW	150,000	UF	06/01/2044	3.03%
October 30, 2025 (*)	20240002	HW	300,000	UF	06/01/2044	3.02%
November 6, 2025	11/2022	FU	400,000	UF	11/01/2032	2.89%

(*)	The bonds have been registered under the Automatic Registration modality, with the registration number dated April 5, 2024.

Schedule of Banco De Chile Reported Essential Facts that Registered in the Foreign Market under MTN	During the year 2025 Banco de Chile has reported as an essential event the following placements in the foreign market, issued under its Medium-Term Notes Program (“MTN”):
Date	Amount	Currency	Maturity date	Average rate

June 17, 2025 (*)	100,000,000	CHF	07/15/2031	1.1875%
June 18, 2025	10,000,000,000	JPY	06/27/2030	1.635%
July 9, 2025	1,000,000,000	MXN	07/17/2030	TIIE (28 days) + 1.05%
October 22, 2025	70,000,000	AUD	10/30/2035	BBSW3M +1.28%
October 30, 2025	620,000,000	HKD	11/12/2032	3.735% (annual rate)

(*)	This placement has been listed on the Zurich Stock Exchange in Switzerland and is intended to finance or refinance social and environmental projects in accordance with Banco de Chile’s Sustainability Financing Framework.